Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Global Emerging Markets Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | Midea Group Co. Ltd., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | Mahindra & Mahindra Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Global Emerging Markets Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
BNY Mellon Global Emerging Markets Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Global Emerging Markets Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
BNY Mellon Global Emerging Markets Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Global Emerging Markets Fund - Class A | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Emerging Markets Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Global Emerging Markets Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Emerging Markets Fund - Class A | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Emerging Markets Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Emerging Markets Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Emerging Markets Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Emerging Markets Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Global Emerging Markets Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | Midea Group Co. Ltd., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | Mahindra & Mahindra Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Global Emerging Markets Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
BNY Mellon Global Emerging Markets Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Global Emerging Markets Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
BNY Mellon Global Emerging Markets Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Global Emerging Markets Fund - Class C | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Emerging Markets Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Global Emerging Markets Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Emerging Markets Fund - Class C | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Emerging Markets Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Emerging Markets Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Emerging Markets Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Emerging Markets Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Global Emerging Markets Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | Midea Group Co. Ltd., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | Mahindra & Mahindra Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Global Emerging Markets Fund - Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
BNY Mellon Global Emerging Markets Fund - Class I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Global Emerging Markets Fund - Class I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
BNY Mellon Global Emerging Markets Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Global Emerging Markets Fund - Class I | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Emerging Markets Fund - Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Global Emerging Markets Fund - Class I | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class I | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Emerging Markets Fund - Class I | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Emerging Markets Fund - Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Emerging Markets Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Emerging Markets Fund - Class I | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Emerging Markets Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Global Emerging Markets Fund - Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | Midea Group Co. Ltd., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | Mahindra & Mahindra Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon Global Emerging Markets Fund - Class Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.40%
BNY Mellon Global Emerging Markets Fund - Class Y | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BNY Mellon Global Emerging Markets Fund - Class Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
BNY Mellon Global Emerging Markets Fund - Class Y | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Global Emerging Markets Fund - Class Y | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
BNY Mellon Global Emerging Markets Fund - Class Y | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Global Emerging Markets Fund - Class Y | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Global Emerging Markets Fund - Class Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Emerging Markets Fund - Class Y | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Emerging Markets Fund - Class Y | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Emerging Markets Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Emerging Markets Fund - Class Y | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Emerging Markets Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Yield Enhancement Strategy Fund Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
BNY Mellon Yield Enhancement Strategy Fund Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
BNY Mellon Yield Enhancement Strategy Fund Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
BNY Mellon Yield Enhancement Strategy Fund Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Yield Enhancement Strategy Fund - Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
BNY Mellon Yield Enhancement Strategy Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
BNY Mellon Yield Enhancement Strategy Fund - Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
BNY Mellon Yield Enhancement Strategy Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Yield Enhancement Strategy Fund - Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
BNY Mellon Yield Enhancement Strategy Fund - Class I | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
BNY Mellon Yield Enhancement Strategy Fund - Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
BNY Mellon Yield Enhancement Strategy Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Yield Enhancement Strategy Fund - Class Y | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
BNY Mellon Yield Enhancement Strategy Fund - Class Y | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
BNY Mellon Yield Enhancement Strategy Fund - Class Y | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
BNY Mellon Yield Enhancement Strategy Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.